Institutional Class Shares | Stratus Growth Portfolio
Fund Summary – Stratus Growth Portfolio
Investment Objective
The Growth Portfolio seeks capital appreciation and income.
Fee and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you hold shares of the Growth Portfolio. You will not pay any sales charges in connection with the purchase of your shares.
Annual Fund Operating Expenses (indirect expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses	Institutional Class Shares Stratus Growth Portfolio Institutional Shares
Management Fees	0.75%	[1]
Other Expenses	0.42%
Total Annual Portfolio Operating Expenses	1.17%
[1]	UIA has agreed to waive a portion of such management fees, with the result that as of February 1, 2015 such fees are equal, on an annualized basis, to 0.50% of the Growth Portfolio's average daily net assets. Such waiver is voluntary and could change or be terminated at any time at the discretion of the investment adviser. The expenses noted in the table above do not reflect the impact of this fee waiver .

Example
The following Example is intended to help you compare the cost of an investment in the Growth Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (and does not include the fee waiver referred to in footnote 1 to the prior table). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares | Stratus Growth Portfolio | Institutional Shares | USD ($)	119	372	644	1,420

Portfolio Turnover
The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the portfolio are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 7.66 % of the average value of the Portfolio.
Principal Investment Strategies
The principal investment strategies for the Growth Portfolio include:
  Investing primarily in a diversified portfolio of common stocks.
  Selecting equity securities, the majority of which pay dividends.
  Investing in medium and large capitalization companies.
  Investing in companies which the Adviser believes will have earnings that grow faster than inflation and faster than the economy in general and whose securities are attractively priced.  The Adviser's strategies may involve active trading in the Growth Portfolio's securities which could increase the portfolio turnover rate.
  Considering whether to sell a particular security when the security's price has reached or exceeded its estimated intrinsic value, the fundamentals of the security or the issuer are determined no longer to merit continued investment by the Growth Portfolio, the expected risk and/or return profile of the security has materially adversely changed in the opinion of the portfolio manager, the security is in an unattractive sector or industry in the opinion of the portfolio manager, or a more attractive investment opportunity is available.

Principal Investment Risks
The Growth Portfolio is subject to the following principal investment risks, any one of which could cause you to lose money:
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.  Different parts of the market can react differently to these developments.
  Issuer-Specific Risks.  The value of an individual issuer's securities can be more volatile than the market as a whole and can perform differently than the market as a whole.
  Growth Investing.  Growth stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.
When you sell your shares of the Growth Portfolio, they could be worth less than what you paid for them. An investment in the Growth Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following information provides some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average returns for 1, 5 and 10 years compared with those of a broad measure of market performance. Returns are based on past results (before and after taxes) and are not an indication of future performance.
Calendar Year Total Returns

During the periods shown in the chart for the Growth Portfolio, the highest return for a quarter was 13.76% (quarter ended September 30, 2009) and the lowest return for a quarter was -20.35% (quarter ended December 31, 2008).

The year-to-date return as of June 30, 2015 for Growth Portfolio was 0.74%.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns - Institutional Class Shares - Stratus Growth Portfolio	1 Year	5 Years	10 Years
Institutional Shares	11.35%	11.68%	5.66%
Institutional Shares | Return after Taxes on Distributions	9.52%	10.87%	5.00%
Institutional Shares | Return after Taxes on Distributions and Sales of Portfolio Shares	7.62%	9.02%	4.16%
S&P Index (reflects no deduction for fees, expenses or taxes)	13.68%	15.46%	7.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, after-tax returns do not take into account the net investment income tax, which may be assessed against certain U.S. individuals, trusts and estates. (For more information on the net investment income tax, see “Tax Consequences” below). Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.